Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial risk management and financial instruments
Financial instruments

		Carrying		Carrying
		value	Fair value	value	Fair value	Fair value
		2024	2024	2023	2023	hierarchy
Financial instrument	Note	Rm	Rm	Rm	Rm	of inputs
Financial assets
At amortised cost
Long-term restricted cash[6]		1 709	1 709	1 447	1 447	Level 1[1]
Long-term receivables	17	3 051	2 906	2 803	2 803	Level 3[2]
Trade and other receivables	22	31 272	31 272	30 915	30 915	Level 3[3]
Cash and cash equivalents	25	45 383	45 383	53 926	53 926	Level 1[1]
At fair value through profit or loss
Long-term and short-term financial assets		3 978	3 978	2 225	2 225
Commodity and currency derivative assets		1 297	1 297	472	472	Level 2
Oxygen supply contract embedded derivative assets		508	508	516	516	Level 3
Other short-term investments		2 173	2 173	1 237	1 237	Level 1[1]
Other long-term investments[6]		814	814	—	—	Level 1[4]
Designated at fair value through other comprehensive income
Investments in listed securities[6]		—	—	701	701	Level 1[4]
Investments in unlisted securities[6]		9	9	12	12	Level 3[5]
Financial liabilities
At amortised cost
Total long-term debt	13	117 031	113 315	124 068	116 533
Listed long-term debt (USD bonds)[7]		59 687	55 778	90 248	82 768	Level 1[4]
Listed long-term debt (ZAR bonds)[7]		4 530	4 453	2 106	2 079	Level 2[4]
Listed convertible bonds[7]		12 099	12 276	12 238	12 072	Level 3[8]
Unlisted long-term debt[7]		40 715	40 808	19 476	19 614	Level 3[2]
Lease liabilities[9]	14	17 437		16 297
Short-term debt and bank overdraft		687	687	238	238	Level 3[3]
Trade and other payables	23	32 551	32 551	35 118	35 118	Level 3[3]
At fair value through profit or loss
Long-term and short-term financial liabilities		619	619	3 397	3 397
Commodity and currency derivative liabilities		18	18	1 102	1 102	Level 2
Convertible bond embedded derivative liability		59	59	1 302	1 302	Level 3
Oxygen supply contract embedded derivative liabilities		542	542	993	993	Level 3
1	The carrying value of cash and other short-term investments is considered to reflect its fair value.
2	Determined with a discounted cash flow model using market related interest rates.
3	The fair value of these instruments approximates their carrying value, due to their short-term nature.
4	Based on quoted market price for the same instrument. The ZAR bonds have been classified as a level 2 fair value measurement due to the relatively low level of liquidity in the local debt market.
5	Determined using discounted cash flows modelling forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices and an appropriate WACC for the region.
6	Presented as part of Other long-term investments in the Statement of financial position.
7	Carrying value includes interest and unamortised loan costs.
8	The fair value of the amortised cost component of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component.
9	Recognised under IFRS 16.

Schedule of external credit rating

	Credit rating
Agency	2024	2023
S&P	BB+ (stable)	BB+ (stable)
Moody’s	Ba1 (stable)	Ba2 (positive)

Schedule of expected credit losses recognised

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2024
Long-term receivables	—	—	132	132	24	156
Trade receivables	—	184	116	300	—	300
Other receivables	128	—	438	566	4	570
	128	184	686	998	28	1 026

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2023
Long-term receivables	—	—	49	49	62	111
Trade receivables	—	34	227	261	—	261
Other receivables	102	—	385	487	4	491
	102	34	661	797	66	863

Schedule of credit risk profile of financial assets at amortised cost

	2024			2023
	Low risk	Medium risk	High risk	Low risk	Medium risk	High risk
			CCC+ and			CCC+ and
	AAA to A-	BBB+ to B-	below	AAA to A-	BBB+ to B-	below
	%	%	%	%	%	%
Long-term receivables	19	77	4	29	59	12
Trade receivables	81	15	4	77	18	5
Other receivables	50	34	15	82	15	3
Cash and cash equivalents*	17	81	2	20	78	2
*	Includes long-term restricted cash.

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2024
Financial assets
Non-derivative instruments
Long-term receivables	17	3 051	3 283	90	1 630	588	975
Trade and other receivables	22	31 272	31 272	31 272	—	—	—
Cash and cash equivalents	25	45 383	45 383	45 383	—	—	—
Investments through other comprehensive income		9	9	9	—	—	—
Long-term and short-term investments through profit or loss		2 987	2 987	2 987	—	—	—
Long-term restricted cash		1 709	1 709	—	—	—	1 709
		84 411	84 643	79 741	1 630	588	2 684
Derivative instruments
Forward exchange contracts		711	22 090	22 090	—	—	—
Crude oil put options		279	279	279	—	—	—
Foreign exchange zero cost collars		302	302	302	—	—	—
Other commodity derivatives		5	5	5	—	—	—
Oxygen supply contract embedded derivative		508	822	69	138	138	477
		86 216	108 141	102 486	1 768	726	3 161
Financial liabilities
Non-derivative instruments
Long-term debt**	13	(117 031)	(153 995)	(7 805)	(28 914)	(99 312)	(17 964)
Lease liabilities	14	(17 437)	(37 769)	(3 718)	(5 595)	(4 289)	(24 167)
Short-term debt	15	(566)	(566)	(566)	—	—	—
Trade and other payables	23	(32 551)	(32 551)	(32 551)	—	—	—
Bank overdraft	25	(121)	(121)	(121)	—	—	—
		(167 706)	(225 002)	(44 761)	(34 509)	(103 601)	(42 131)
Derivative instruments
Forward exchange contracts		(11)	(21 390)	(21 390)	—	—	—
Other commodity derivatives		(7)	(7)	(7)	—	—	—
Oxygen supply contract embedded derivative		(542)	(3 654)	(34)	(35)	14	(3 599)
		(168 266)	(250 053)	(66 192)	(34 544)	(103 587)	(45 730)
*	Contractual cash flows include interest payments.

**

The repayment of the notional amount of the convertible bonds is included in the one to three years category, in line with the contractual maturity date, based on obtaining the requisite shareholder approval for the convertible bonds to be settled in Sasol ordinary shares.

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2023
Financial assets
Non-derivative instruments
Long-term receivables	17	2 803	3 105	—	1 119	273	1 713
Trade and other receivables	22	30 915	30 915	30 915	—	—	—
Cash and cash equivalents	25	53 926	53 926	53 926	—	—	—
Investments through other comprehensive income		713	713	713	—	—	—
Investments through profit or loss		1 237	1 237	1 237	—	—	—
Long-term restricted cash		1 447	1 447	—	—	—	1 447
		91 041	91 343	86 791	1 119	273	3 160
Derivative instruments
Forward exchange contracts		133	17 866	17 866	—	—	—
Crude oil put options		253	253	253	—	—	—
Foreign exchange zero cost collars		76	76	76	—	—	—
Other commodity derivatives		10	10	10	—	—	—
Oxygen supply contract embedded derivative		516	891	69	138	138	546
		92 029	110 439	105 065	1 257	411	3 706
Financial liabilities
Non-derivative instruments
Long-term debt**	13	(124 068)	(152 653)	(44 932)	(11 970)	(41 366)	(54 385)
Lease liabilities	14	(16 297)	(34 111)	(3 261)	(5 364)	(3 559)	(21 927)
Short-term debt	15	(79)	(79)	(79)	—	—	—
Trade and other payables	23	(35 118)	(35 118)	(35 118)	—	—	—
Bank overdraft	25	(159)	(159)	(159)	—	—	—
		(175 721)	(222 120)	(83 549)	(17 334)	(44 925)	(76 312)
Derivative instruments
Forward exchange contracts		(353)	(18 086)	(18 086)	—	—	—
Foreign exchange zero cost collars		(579)	(579)	(579)	—	—	—
Crude oil futures		(12)	(12)	(12)	—	—	—
Ethane swap options		(158)	(158)	(158)	—	—	—
Oxygen supply contract embedded derivative		(993)	(3 606)	(64)	(109)	(101)	(3 332)
		(177 816)	(244 561)	(102 448)	(17 443)	(45 026)	(79 644)
*	Contractual cash flows include interest payments.
**

The Long-term debt maturity analysis was revised to allocate the US$750 million convertible bond contractual cash flows to the earliest maturity period presented to reflect the counterparty call option which is exercisable at any time. Refer to note 1.1. An amount of R9,4 billion is included in the Contractual cash flows and within one year categories above. The prevailing conversion price at 1 July 2023, the date of the presumed conversion, was US$19,8595. Bondholders would realise a loss when exercising their conversion rights at this date given that the average share price traded significantly lower than the conversion price, and conversion at this date is therefore considered unlikely. Previously, the maturity analysis was presented on the basis that the convertible bond is repaid in accordance with its maturity date of November 2027. The amounts previously included in the maturity analysis relating to the convertible bond were as follows: R17,0 billion under Contractual cash flows, R0,6 billion under Within one year, R1,3 billion under One to three years and R15,1 billion under Three to five years.

Schedule of derivative transactions

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2024	2024	2023	2023	2024	2023	2022
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Commodity and currency derivatives
Interest rate swap options	—	—	—	—	—	—	1 029
Crude oil put options	279	—	253	—	(953)	(507)	—
Crude oil zero cost collars	—	—	—	—	—	3 953	(11 349)
Crude oil swap options	—	—	—	—	—	—	(5 140)
Crude oil futures	—	—	—	(12)	(180)	401	(1 049)
Ethane swap options	—	—	—	(158)	(17)	(272)	279
Coal swap options	—	—	—	—	—	1 099	691
Other commodity derivatives	5	(7)	10	—	(62)	180	(593)
Forward exchange contracts	711	(11)	133	(353)	1 091	(1 339)	(677)
Foreign exchange zero cost collars	302	—	76	(579)	810	(301)	(1 580)
Embedded derivatives
Convertible bond embedded derivative	—	(59)	—	(1 302)	1 233	867	—
Oxygen supply contract embedded derivatives*	508	(542)	516	(993)	442	(794)	64
Non-derivative financial instruments
Investments at fair value through profit or loss**	2 173	—	1 237	—	—	—	—
	3 978	(619)	2 225	(3 397)	2 364	3 287	(18 325)
*	Relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our SO.

**	Fair value gains and losses are presented in other operating income and expenses, separately from derivative gains and losses.

		Contract/Notional amount*					Average price
		Open	Settled	Open	Settled		Open	Open
		2024	2024	2023	2023		2024	2023
		Million	Million	Million	Million
Fair value hedges
Crude oil put options purchased**	barrels	16,8	18,0	16,3	—	US$/bbl	58,7	49,4
Crude oil zero cost collars	barrels	—	—	—	29,0	US$/bbl	—	—
Crude oil futures	US$	—	2	2	21	US$/bbl	—	75,0
Ethane swap options	barrels	—	3,6	3,6	1,3	US$ c/gal	—	30,1
Coal swaps	ton	—	—	—	0,9	US$/ton	—	—
Forward exchange contracts	US$	1 080	—	836	—	R/US$	18,90	18,61
Forward exchange contracts	EUR	43	—	30	—	US$/EUR	1,08	1,10
Foreign exchange zero cost collars	US$	1 530	—	2 760	4 400	R/US$ Floor	17,53	16,72
						R/US$ Cap	22,65	20,70
*	The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.
**	Total premium paid for contracts entered into in the year US$94,8 million (2023: US$42,0 million).

Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2024	2023
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	(477)	339
Amounts settled during the year	1	(22)
Unrealised fair value loss recognised in other operating expenses and income	442	(794)
Balance at the end of the year	(34)	(477)

Summary of sensitivities

			Increase/(decrease) in profit or
			loss and equity
	Inputs	Change	2024	2023
Input	applied	in input	Rm	Rm
Rand/US$ Spot price	R18,19/US$	+R1/US$	(478)	(478)
	(2023: R18,76/US$)	-R1/US$	478	478
US$ Swap curve	3,63% - 5,06%	+10bps	81	87
	(2023: 3,30% – 5,60%)	-10bps	(82)	(89)
Rand Swap curve	7,76% - 10,35%	+100bps	(688)	(734)
	(2023: 8,36% – 10,41%)	-100bps	784	848

Convertible bond embedded derivative liability
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2024	2023
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	1 302	—
Recognition of embedded derivative upon issue of bond	—	2 089
Unrealised fair value loss recognised in other operating expenses and income	(1 233)	(867)
Translation of foreign operations	(10)	80
Balance at the end of the year	59	1 302

Summary of sensitivities

			Increase/(decrease) in profit or
			loss and equity
	Inputs	Change	2024	2023
Input	applied	in input	Rm	Rm
Credit spread	372bps	+100bps	(364)	(433)
	(2023: 460bps)	-100bps*	59	455
Calibrated volatility	21,39%	+5%	(81)	(377)
	(2023: 27,84%)	-5%	45	364

Exchange rate
Financial risk management and financial instruments
Summary of sensitivities

	2024		2023
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Equity	171	2 740	75	1 209
Income statement	171	2 740	75	1 209

Schedule of foreign exchange rates

	Average rate		Closing rate
	2024	2023	2024	2023
	Rand	Rand	Rand	Rand
Rand/Euro	20,24	18,62	19,49	20,55
Rand/US$	18,71	17,77	18,19	18,83

Schedules of information related to foreign currency risk and commodity price risk

	2024		2023
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	67	745	—	339
Trade and other receivables	564	2 595	544	3 520
Cash and cash equivalents	3 319	1 241	2 835	1 872
Net exposure on assets	3 950	4 581	3 379	5 731
Trade and other payables	(227)	(2 949)	(302)	(2 129)
Net exposure on liabilities	(227)	(2 949)	(302)	(2 129)
Exposure on external balances	3 723	1 632	3 077	3 602
Net exposure on balances between Group companies[1]	(2 014)	25 769	(2 323)	8 484
Total net exposure	1 709	27 401	754	12 086
1	The US$ exposure relates to cash deposits made by Sasol Financing Limited to Sasol Financing International Limited.

Interest rate risk
Financial risk management and financial instruments
Summary of sensitivities

	Income statement — 1% increase
			United States
	South Africa	Europe	of America	Other
	Rm	Rm	Rm	Rm
30 June 2024	250	32	(328)	21
30 June 2023	300	28	(63)	26

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2024	2023
	Rm	Rm
Variable rate instruments
Financial assets	42 053	50 123
Financial liabilities[1]	(44 471)	(20 911)
	(2 418)	29 212
Fixed rate instruments
Financial assets	7 046	7 005
Financial liabilities[2]	(72 680)	(103 317)
	(65 634)	(96 312)
Interest profile (variable: fixed rate as a percentage of total financial assets)	86:14	88:12
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	38:62	17:83
1	The increase in variable exposure is mainly due to the draw down on the RCF. Refer to note 13.
2	The decrease in fixed exposure is mainly due to the repayment of a US$1,5 billion fixed-rate bond during the period.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2024	2023
	US$	US$
High	97,92	124,79
Average	84,74	87,34
Low	73,56	71,70